Stradley Ronon Stevens & Young, LLP
2005 Market Street
Suite 2600
Philadelphia, PA  19103-7098
Telephone (215) 564-8000

Fabio Battaglia
fbattaglia@stradley.com
215.564.8077
1933 Act Rule 497(j) filing
1933 Act File No. 333-53450
1940 Act File No. 811-10267

August 5, 2020

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:     GPS Funds I (the “Registrant”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectuses and Statement of Additional Information relating to the GuideMark® Large Cap Core Fund, GuideMark® Emerging Markets Fund, GuideMark® Small/Mid Cap Core Fund, GuideMark® World ex-US Fund, GuideMark® Tax-Exempt Fixed Income Fund, and GuideMark® Core Fixed Income Fund series of the Registrant that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 48/49 filed electronically with the U.S. Securities and Exchange Commission on July 31, 2020.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or to Michael P. O’Hare (215) 564-8198 in my absence.

Sincerely,

/s/ Fabio Battaglia
Fabio Battaglia, Esq.